Note 13 - Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the Reporting Date (Detail) - Unrealized Gains or Losses [Member] - Valuation technique unobservable parameters (Level 3) [Member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018
Financial assets held at fair value [Abstract]
Trading securities	€ 60	€ 46
Positive market values from derivative financial instruments	1,906	1,152
Other trading assets	35	136
Non-trading financial assets mandatory at fair value through profit and loss	387	354
Financial assets designated at fair value through profit or loss	2	0
Financial assets at fair value through other comprehensive income	0	2
Other financial assets at fair value	6	2
Total financial assets held at fair value	2,397	1,692
Financial liabilities held at fair value Abstract, Gains or Losses
Trading securities	(2)	0
Negative market values from derivative financial instruments	(1,660)	(849)
Other trading liabilities	6	0
Financial liabilities designated at fair value through profit or loss	(259)	124
Other financial liabilities at fair value	(308)	294
Total financial liabilities held at fair value	(2,223)	(431)
Total	€ 174	€ 1,261